Additional Information — Condensed Financial Statements of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (20,885)	$ (6,352)	$ (22,275)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE		(172,030)	(304,759)
Placement of short-term investments			(63,757)
Cash received from maturities of short-term investments		63,757
Net cash used in investing activities		(108,273)	(368,516)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			633,847
Cash payment for redemption of Series C convertible redeemable preferred shares		(137,202)
Cash received from long-term borrowings from a third party			19,127
Cash repayments of long-term borrowings to a third party		(11,840)	(7,287)
Net cash generated from/(used in) financing activities	137,908	(149,042)	645,687
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,002	11,725	(2,958)
Net increase/(decrease) in cash and cash equivalents and restricted cash	118,025	(251,942)	251,938
Cash and cash equivalents and restricted cash at beginning of the year	1,008	252,950	1,012
Cash and cash equivalents and restricted cash at end of the year	119,033	1,008	252,950
Prime Impact Cayman LLC
Cash flows from financing activities
Proceeds from PIPE financing	8,609
World Dynamic Limited
Cash flows from financing activities
Proceeds from PIPE financing	93,436
Goldrock Holdings Limited
Cash flows from financing activities
Proceeds from PIPE financing	$ 35,863